Inventories (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of inventories [text block] [Abstract]
Schedule of inventories
	As of February 28
Figures in Rand thousands	2022	2021

Vehicles	25,369	–

Inventories recognized as an expense in cost of sales	59 213	–